Long-Term Debt - Additional Information (Detail) (USD $)	12 Months Ended																			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Crude Oil (Bbls)	Dec. 31, 2012 Natural Gas	Dec. 31, 2012 8.875% Senior Notes	Dec. 31, 2012 Maximum	Dec. 31, 2012 Minimum	Dec. 31, 2012 Senior Credit Facility	Dec. 31, 2011 Senior Credit Facility	Dec. 31, 2012 Senior Credit Facility Maximum	Dec. 31, 2011 Senior Credit Facility Maximum	Dec. 31, 2012 Senior Credit Facility Minimum	Dec. 31, 2011 Senior Credit Facility Minimum	Sep. 28, 2007 Senior Credit Facility Minimum	Dec. 31, 2012 Eurodollar loans Maximum	Dec. 31, 2012 Eurodollar loans Minimum	Dec. 31, 2012 Abr Loans Maximum	Dec. 31, 2012 Abr Loans Minimum	Dec. 31, 2012 Second Lien Credit Agreement	Dec. 31, 2011 Second Lien Credit Agreement
Debt Instrument [Line Items]
Percentage of purchase price of reserves for which interim borrowing base re-determinations may be requested															10.00%
Credit maturity Period						Dec. 01, 2020			Sep. 28, 2015
Senior credit facility, borrowing base											$ 240,000,000
Increase in revolving credit facility									500,000,000											50,000,000
Long-term Line of Credit, Total										175,000,000
LIBOR rate description									The applicable per annum margin ranges from 1.75% to 2.75% for Eurodollar loans and .50% to 1.50% for ABR loans. The Adjusted Base Rate is equal to the greater of (i) KeyBank's announced prime rate; (ii) the federal funds effective rate from time to time plus 1 / 2 of 1%; and (iii) LIBOR plus 1.25%. Our commitment fee is also dependent on our total borrowing base utilization percentage and is determined based upon an applicable per annum margin which ranges from 0.375% to 0.50%.
Margin rate																2.75%	1.75%	1.50%	0.50%
Effective rate																				0.50%
Additional percentage with LIBOR																				1.25%
Commitment fee							0.50%	0.375%
Percentage of reasonably anticipated projected production	85.00%			75.00%	75.00%
Duration of developed producing reserve							36 months
Notional amounts of interest rate swap	20,000,000
Outstanding principal amount of debt for borrowed money, percentage	75.00%
Liens covering the oil and gas properties, percentage	80.00%
Criteria Current ratio												1.00%		1.00%
Current ratio												6.00%		1.00%
Criteria Interest Coverage Ratio												3.00%		1.00%
Interest coverage ratio												1.00%		14.70%
Total debt to EBITAX											4.25%	1.00%	1.00%	2.40%
Line of Credit Facility, Amount Outstanding																				100,000,000	50,000,000
Line of Credit Facility, Current Borrowing Capacity																				50,000,000
Debt issued aggregate principal amount						250,000,000
Senior notes at an issue price						99.30%
Net proceeds of bond offering, after discounts and expenses	248,250,000	0	0			242,200,000
Senior notes,issuance cost	$ 6,397,000	$ 2,615,000	$ 701,000			$ 6,100,000
Debt instrument interest rate						8.875%
Percentage of notes that can be redeemed						35.00%